Consolidated Statements of Operations (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
TOTAL REVENUE	$ 7,082,217	$ 11,364,033
TOTAL COST	3,966,546	6,098,127
GROSS PROFIT	3,115,671	5,265,906
Administrative expenses	3,138,340	1,780,694
Research and development expenses	1,907,116	2,484,574
Selling expenses	301,028	198,500
(LOSS)INCOME FROM OPERATIONS	(2,230,813)	802,138
Subsidy income	339,604	333,660
Other income (loss), net	(55,430)	(6,033)
Interest income	67,871	1,218
Interest expense	(214,002)	(244,455)
(Loss) income before income taxes	(2,092,770)	886,528
Income tax benefit	270,747	1,286,388
NET (LOSS) INCOME	(1,822,023)	2,172,916
Less: Net loss (income) attributable to the non-controlling interest	6,749	(168,219)
NET (LOSS) INCOME ATTRIBUTABLE TO THE COMPANY	$ (1,815,274)	$ 2,004,697
(Loss) Earnings per share - Basic and Diluted
Basic	$ (0.04)	$ 0.05
Diluted	(0.04)	0.05
NET (LOSS) EARNINGS PER SHARE ATTRIBUTABLE TO THE COMPANY
Basic	(0.04)	0.05
Diluted	$ (0.04)	$ 0.05
Products [Member]
TOTAL REVENUE	$ 1,955,545	$ 2,468,355
TOTAL COST	3,552,454	5,616,492
Products - Related Parties [Member]
TOTAL REVENUE	3,810,126	6,755,247
Software [Member]
TOTAL REVENUE	903,978	1,333,693
TOTAL COST	308,701	286,234
Software - Related Parties [Member]
TOTAL REVENUE		47,105
Others [Member]
TOTAL REVENUE	362,818	716,932
TOTAL COST	105,391	195,401
Others - Related Parties [Member]
TOTAL REVENUE	$ 49,750	$ 42,701